             AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

                                 JUNE 12, 2006


                          REGISTRATION NO. 333-125491

               (INVESTMENT COMPANY ACT REGISTRATION NO. 811-4367)

                                   ----------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-14

                                   ----------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                   ----------

                         PRE-EFFECTIVE AMENDMENT NO. ___

                       [X] POST-EFFECTIVE AMENDMENT NO. 1

                                   ----------

                        (CHECK APPROPRIATE BOX OR BOXES)

                                   ----------

                          COLUMBIA FUNDS SERIES TRUST I

                              ONE FINANCIAL CENTER

                           BOSTON, MASSACHUSETTS 02111

                                 1-800-426-3750

                                   ----------

                           R. SCOTT HENDERSON, ESQUIRE

                         COLUMBIA MANAGEMENT GROUP, LLC
                              ONE FINANCIAL CENTER
                           BOSTON, MASSACHUSETTS 02111
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

                                   COPIES TO:
                            BRIAN D. MCCABE, ESQUIRE
                                ROPES & GRAY LLP
                             ONE INTERNATIONAL PLACE
                           BOSTON, MASSACHUSETTS 02110

                            CAMERON S. AVERY, ESQUIRE
                             BELL, BOYD & LLOYD LLC
                       70 WEST MADISON STREET, SUITE 3300

                             CHICAGO, IL 60602-4207


It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.


There have been no changes to the proxy statement/prospectus or statement of additional information as filed with the Registrant's Registration Statement on Form N-14 (File No. 333-125491), as filed by the Registrant's predecessor, Columbia Funds Trust I, with the Commission on June 3, 2005 (Accession No. 0000950135-05-003155).

PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Incorporated by reference to Item 25 of Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File No. 002-41251).

ITEM 16. EXHIBITS

(1)(a) Amendment No. 3 to the Agreement and Declaration of Trust dated November 15, 1991, incorporated by reference to Post-Effective Amendment No. 42, filed with the Commission via EDGAR on April 22, 1997.

(1)(b) Amendment No. 4 to the Agreement and Declaration of Trust dated April 1, 1999, incorporated by reference to Post-Effective Amendment No. 55 filed with the Commission via EDGAR on April 30, 1999.

(1)(c) Amendment No. 5 to the Agreement and Declaration of Trust dated October 13, 2003, incorporated by reference to Post-Effective Amendment No. 73 filed with the Commission via EDGAR on or about September 26, 2003.

(2) By-Laws of Registrant dated August 20, 2004, incorporated by reference to Post-Effective Amendment No. 75 filed with the Commission via EDGAR on or about September 28, 2004.

(3)       Not Applicable

(4) Agreement and Plan of Reorganization between Columbia Funds Trust I, on behalf of its Columbia Tax-Managed Growth Fund series and its Columbia Tax-Managed Growth Fund II series and Columbia Management Advisors, Inc. - incorporated by reference to Appendix A to Part A as filed with the Registrant's Registration Statement on Form N-14 (File No. 333-125491), as filed with the Commission on June 3, 2005 (Accession No. 0000950135-05-003155)..

(5) (a) Form of Specimen of Share Certificate - incorporated by reference to Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Columbia Funds Trust IV (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997.

(5)(b) Article III, Section 4, Article V, Section 1, Article VIII, Section 4 and Article IX Sections 1 and 7 of the Declaration of Trust as amended and Sections 2.1, 2.3 and 2.5 of the By-Laws, each define the rights of shareholders.

(6)(a) Management Agreement between Registrant and Columbia Management Advisors, Inc. dated November 1, 2003 - Incorporated by reference to Post-Effective Amendment No. 74 filed with the Commission via EDGAR on or about March 1, 2004.

(6)(b) Sub-Advisory Agreement between Registrant, Columbia Management Advisors, Inc. and Stein Roe Investment Counsel LLC dated November 1, 2003 - Incorporated by reference to Post-Effective Amendment No. 74 filed with the Commission via EDGAR on or about March 1, 2004.

(6)(c) Amendment, dated October 12, 2004, to the Investment Management Agreement between the Registrant and Columbia Management Advisors, Inc. - Incorporated by reference to Post- Effective Amendment No. 77 filed with the Commission via EDGAR on or about February 25, 2005.

(7)(a) Distribution Agreement between the Registrant and Columbia Funds Distributor, Inc. (formerly named Liberty Funds Distributor, Inc.) - incorporated by reference to Exhibit (e)(1) in Part C, Item 24(b) of Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about January 28, 2004.

(7)(b) Appendix 1 to the Distribution Agreement between the Registrant and Columbia Funds Distributor, Inc. (formerly named Liberty Funds Distributor, Inc.) - incorporated by reference to Exhibit (e)(2) in Part C, Item 24(b) of Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about January 28, 2004.

(7)(c) 12b-1 Plan Implementing Agreement between the Registrant and Columbia Funds Distributor, Inc.) formerly named Liberty Funds Distributor, Inc.) - incorporated by reference to Exhibit (k)(7) in Part C, Item 24(2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-2 of Columbia Floating Rate Advantage Fund (File Nos. 333-51788 and 811-09709), filed with the Commission on or about December 17, 2003.

(7)(d) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Columbia Funds Distributor, Inc. (formerly named Liberty Funds Distributor, Inc.) - incorporated by reference to Exhibit (k)(8) in Part C, Item 24(2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-2 of Columbia Floating Rate Advantage Fund (File Nos. 333-51788 and 811-09709), filed with the Commission on or about December 17, 2003.

(7)(e) Form of Selling Agreement with Columbia Funds Distributor, Inc. (formerly named Liberty Funds Distributor, Inc.) - Incorporated by reference to Post-Effective Amendment No. 49 filed with the Commission via EDGAR on November 20, 1998.

(7)(f)    Form of Asset Retention Agreement - incorporated by reference to
          Exhibit 6(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (filed under former name Liberty Funds Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996.

(8)       Not Applicable

(9)(a) Custodian Contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - incorporated by reference to Exhibit
          (g) in Part C, Item 23(b) of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Columbia Funds Trust II (filed under former name Liberty Funds Trust II) (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001.

(9)(b) Appendix A to the Custodian Contract between Registrant and State Street Bank and Trust Company - incorporated by reference to Exhibit
          (j)(2) in Part C, Item 24(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 of Columbia Floating Rate Fund (File Nos. 333-51466 and 811-08953), filed with the Commission on or about December 17, 2003.

(10)(a) Rule 12b-1 Plan, as amended and restated May 11, 2004 - incorporated by reference to Exhibit (m)(1) in Part C, Item 23(b) of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Columbia Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about July 27, 2004.

(10)(b) Appendix 1 to Rule 12b-1 Distribution Plan dated May 11, 2004 - incorporated by reference to Exhibit (m)(2) in Part C, Item 23(b) of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Columbia Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about July 27, 2004.

(10)(c) Rule 18f-3(d) Plan under the Investment Company Act of 1940 effective April 22, 1996, and amended and restated on December 12, 2001, July 26, 2002, November 1, 2002, November 1, 2003 and February 17, 2004 -
          incorporated by reference to Exhibit (n) in Part C, Item 23(b) of Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about February 25, 2004.

(11)(a)   Form of opinion of Ropes & Gray LLP - incorporated by reference to
          Exhibit 11(a) in Part C, Item 16 of the Registrant's Registration Statement on Form N-14 (File No. 333-125491), as filed with the Commission on June 3, 2005 (Accession No. 0000950135-05-003155).

(11)(b) Consent of Ropes & Gray LLP - incorporated by reference to Exhibit 11(b) in Part C, Item 16 of the Registrant's Registration Statement on Form N-14 (File No. 333-125491), as filed with the Commission on June 3, 2005 (Accession No. 0000950135-05-003155).

(12)      Opinion of Ropes & Gray LLP as to tax matters - filed herewith.

(13)(a) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement dated November 1, 2003 - incorporated by reference to Exhibit (h)(1) in Part C, Item 23(b) of Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about February 25, 2004.

(13)(b) Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement dated November 1, 2003 - incorporated by reference to Exhibit (h)(2) in Part C, Item 23(b) of Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about February 25, 2004.

(13)(c) Appendix I to the Amended and Restated Shareholders' Servicing and Transfer Agent Agreement between the Registrant and Columbia Management Advisors, Inc. dated November 1, 2003 - incorporated by reference to Exhibit (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about February 25, 2004.

(13)(d) Pricing and Bookkeeping Agreement dated November 1, 2003 - incorporated by reference to Exhibit (h)(4) in Part C, Item 23(b) of Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about February 25, 2004.

(13)(e) Schedule A of Pricing and Bookkeeping Agreement between the Registrant and Columbia Management Advisors, Inc. dated November 1, 2003 - incorporated by reference to Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about February 25, 2004.

(13)(f)   Appendix I of Pricing and Bookkeeping Agreement dated November 1, 2003
          - incorporated by reference to Exhibit (h)(6) in Part C, Item 23(b) of Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about February 25, 2004.

(13)(g) Administrative Services Plan adopted by Registrant on February 10, 2004 - incorporated by reference to Exhibit (h)(8) in Part C, Item 23(b) of Post-Effective Amendment No. 132 to the Registration on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about February 25, 2004.

(13)(h) Credit Facility with State Street Bank and Trust Company dated July 23, 2004 - incorporated by reference to exhibit (h)(7) in Part C, Item 23 of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Columbia Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about July 29, 2004.

(13)(i) Administration Agreement between Registrant and Columbia Management Advisors, Inc. dated November 1, 2003 - Incorporated by reference to Post-Effective Amendment No. 74 filed with the Commission via Edgar on or about March 1, 2004.

(13)(j) Form of Columbia Tax-Managed Growth Fund (filed under former name Liberty Tax-Managed Growth Fund) Gift Shares Trust - Incorporated by reference to Post-Effective Amendment No. 59 filed with the Commission via EDGAR on February 18, 2000.

(14) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm - incorporated by reference to Exhibit 14 in Part C,
          Item 16 of the Registrant's Registration Statement on Form N-14 (File No. 333-125491), as filed with the Commission on June 3, 2005 (Accession No. 0000950135-05-003155).

(15)      Not Applicable.


(16) Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick J. Simpson, Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville and Richard L. Woolworth - incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of Columbia Funds Trust VI, filed with the Commission on October 27, 2005.


(17)      Not Applicable

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered herein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Columbia Funds Series Trust I (the "Trust") is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually, and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


     As required by the Securities Act of 1933, as amended, this Amendment No. 1 to the Registrant's Registration Statement has been signed on behalf of the Registrant, in the City of Boston and The Commonwealth of Massachusetts, on the 6th day of June, 2006.


                                        COLUMBIA FUNDS SERIES TRUST I


                                        By: /s/ Christopher L. Wilson
                                            ------------------------------------
                                        Name: Christopher L. Wilson
                                        Title: President

     As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in their capacities and on the dates indicated.


              Signature                                  Title                         Date
              ---------                                  -----                         ----


/s/ Christopher L. Wilson
-------------------------------------
Christopher L. Wilson                   President (Chief Executive Officer)       June 6, 2006


/s/ J. Kevin Connaughton
-------------------------------------
J. Kevin Connaughton                    Treasurer (Principal Financial Officer)   June 6, 2006


/s/ Michael G. Clarke
-------------------------------------
Michael G. Clarke                       Chief Accounting Officer (Principal       June 6, 2006
                                        Accounting Officer)


/s/ Douglas A. Hacker*
-------------------------------------
Douglas A. Hacker                       Trustee                                   June 6, 2006


/s/ Janet Langford Kelly*
-------------------------------------
Janet Langford Kelly                    Trustee                                   June 6, 2006


/s/ Richard W. Lowry*                   Trustee
-------------------------------------
Richard W. Lowry                                                                  June 6, 2006


/s/ William E. Mayer*
-------------------------------------
William E. Mayer                        Trustee                                   June 6, 2006


/s/ Charles R. Nelson*
-------------------------------------
Charles R. Nelson                       Trustee                                   June 6, 2006


/s/ John J. Neuhauser*
-------------------------------------
John J. Neuhauser                       Trustee                                   June 6, 2006


/s/ Patrick J. Simpson*
-------------------------------------
Patrick J. Simpson                      Trustee                                   June 6, 2006


/s/ Thomas E. Stitzel*
-------------------------------------
Thomas E. Stitzel                       Trustee                                   June 6, 2006


/s/ Thomas C. Theobald*
-------------------------------------
Thomas C. Theobald                      Trustee                                   June 6, 2006


/s/ Anne-Lee Verville*
-------------------------------------
Anne-Lee Verville                       Trustee                                   June 6, 2006



/s/ Richard L. Woolworth*
-------------------------------------
Richard L. Woolworth                    Trustee                                   June 6, 2006




                                        *By: /s/ Peter T. Fariel
                                             -----------------------------------
                                             Attorney-in-Fact
                                             June 6, 2006

                                  EXHIBIT LIST

(12) Opinion of Ropes & Gray LLP as to tax matters